Administrative expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Services received from third parties	S/ 1,202,017	S/ 1,104,822	S/ 909,212
Taxes and contributions	77,202	64,008	44,452
Rental expenses	9,643	10,958	11,841
Total	S/ 1,288,862	S/ 1,179,788	S/ 965,505